Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowances and credit losses	$ 66,160	$ 31,064	$ 22,725
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	3,446,744	461,722	26,766
Common stock, shares outstanding	3,446,744	461,722	26,766
Treasury stock, common shares	151	151	0
Series A 8% Cumulative Convertible Preferred Stock [Member]
Preferred stock dividend percentage		8.00%	8.00%
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000	10,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series A Eight Percentage Cumulative Convertible Preferred Stock [Member]
Preferred stock dividend percentage	8.00%	8.00%
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0